CONTROLLING PARTY	12 Months Ended
Dec. 31, 2025
CONTROLLING PARTY
CONTROLLING PARTY

30.CONTROLLING PARTY

As a result of the restructuring completed on December 12, 2025, Growler Mining Tuscaloosa LLC became the Company’s controlling shareholder, holding approximately 88.6% of the Company’s issued share capital. Accordingly, the Company is controlled by Growler Mining Tuscaloosa LLC.